COMMITMENTS AND CONTINGENCIES - Future minimum payments under non-cancelable operating leases (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023
COMMITMENTS AND CONTINGENCIES
2025	¥ 70,941
2026	68,268
2027	24,863
Total	164,072
Less: lease amount representing interest	(4,663)
Present value of lease liabilities	¥ 159,409	¥ 206,170